Long-Term Debt (Narrative) (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2014 3.125% Senior Secured Notes due 2019, net of original issue discount	Mar. 18, 2014 3.125% Senior Secured Notes due 2019, net of original issue discount	Jun. 30, 2014 7.5% Senior Secured Notes due 2019, net of original issue discount	Dec. 31, 2013 7.5% Senior Secured Notes due 2019, net of original issue discount	Mar. 04, 2013 7.5% Senior Secured Notes due 2019, net of original issue discount	Sep. 25, 2009 7.5% Senior Secured Notes due 2019, net of original issue discount	Jun. 30, 2014 7.375% Senior Secured Notes due 2020	Dec. 31, 2013 7.375% Senior Secured Notes due 2020	Mar. 23, 2010 7.375% Senior Secured Notes due 2020	Jun. 30, 2014 5.125% Senior Secured Notes due 2022	Dec. 31, 2013 5.125% Senior Secured Notes due 2022	Jul. 02, 2012 5.125% Senior Secured Notes due 2022	Jun. 30, 2014 4.375% Senior Secured Notes due 2023, net of original issue discount	Dec. 31, 2013 4.375% Senior Secured Notes due 2023, net of original issue discount	Mar. 18, 2013 4.375% Senior Secured Notes due 2023, net of original issue discount	Jun. 30, 2014 4.85% Senior Secured Notes due 2024, net of original issue discount	Mar. 18, 2014 4.85% Senior Secured Notes due 2024, net of original issue discount	Jun. 30, 2014 5.95% Senior Secured Notes due 2043, net of original issue discount	Dec. 31, 2013 5.95% Senior Secured Notes due 2043, net of original issue discount	Mar. 18, 2013 5.95% Senior Secured Notes due 2043, net of original issue discount
Debt Instrument [Line Items]
Debt instrument, face amount				$ 400,000,000				$ 1,000,000,000			$ 500,000,000			$ 500,000,000			$ 750,000,000		$ 600,000,000			$ 300,000,000
Debt instrument interest rate stated percentage			3.125%	3.125%	7.50%	7.50%	7.50%	7.50%	7.375%	7.375%	7.375%	5.125%	5.125%	5.125%	4.375%	4.375%	4.375%	4.85%	4.85%	5.95%	5.95%	5.95%
Debt issuance price percentage				99.828%				98.278%									99.968%		99.927%			99.973%
Line of credit facility remaining borrowing capacity	$ 1,900,000,000	$ 1,100,000,000
Line of credit facility interest rate at period end	1.90%	1.90%
Debt weighted average interest rate	5.50%	5.00%